Share-based compensation - Fair value assumptions (Details) - LTIP - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Dividend yield (%)	0.48%	0.48%	1.00%
Expected volatility (%)	54.70%	53.70%	40.80%
Risk-free interest rate (%)	0.34%		0.63%
Risk-free interest rate (%)		(0.02%)
Expected term of awards (years)	3 years	3 years	3 years
Weighted-average fair value ($)	8.74%	4.16%	15.85%
Weighted-average share price ($)	$ 9.10	$ 6.37	$ 16.78